     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 1998


                                                    1933 ACT FILE NO. 2-90946
                                                    1940 ACT FILE NO. 811-4015
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                  [X]
                       POST-EFFECTIVE AMENDMENT NO. 43                [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940              [X]
                               AMENDMENT NO. 46                       [X]


                        EATON VANCE MUTUAL FUNDS TRUST
             ----------------------------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):


[ ] immediately upon filing pursuant to       [ ] on (date) pursuant to
    paragraph (b)                                 paragraph (a)(1)
[X] on April 22, 1998 pursuant to             [ ] 75 days after filing pursuant
    paragraph (b)                                 to paragraph (a)(2)
[ ] 60 days after filing pursuant to          [ ] on (date) pursuant to
    paragraph (a)(1)                              paragraph (a) (2).


If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest


================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the  Securities Act of
1933


    Part A--The Prospectus of:
            Eaton Vance Short-Term Treasury Fund

    Part B--The Statement of Additional Information of:
            Eaton Vance Short-Term Treasury Fund


    Part C--Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                     EATON VANCE SHORT-TERM TREASURY FUND


                         ITEMS REQUIRED BY FORM N-1A
                         ---------------------------


PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
------            ------------                 -----------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                  Information                    Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund
 5. ............  Management of the Fund       Management of the Fund
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund;
                    Securities                   Reports to Shareholders;
                                                 Additional Transaction
                                                 Information; Distributions
                                                 and Taxes
 7. ............  Purchase of Securities       Valuing Shares; Distribution
                    Being Offered                Plan; How to Buy Shares;
                                                 Additional Transaction
                                                 Information
 8. ............  Redemption or Repurchase     How to Redeem Shares
 9. ............  Pending Legal Proceedings    Not Applicable

 PART B                                           STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                      INFORMATION CAPTION
--------          ------------                 -----------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Investment Restrictions
                    Policies
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser;
                    Other Services               Distribution Plan; Custodian;
                                                 Independent Accountants;
                                                 Other Information
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Distribution Plan
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Investment Performance
                    Data
23. ............  Financial Statements         Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

[GRAPHIC OMITTED] Investing
EATON VANCE       for the
---------------   21st
   Mutual Funds   Century

                             Eaton Vance Short-Term
                                Treasury Fund


EATON VANCE SHORT-TERM TREASURY FUND (THE "FUND") IS A MUTUAL FUND SEEKING CURRENT INCOME AND LIQUIDITY, BY INVESTING EXCLUSIVELY IN U.S. TREASURY OBLIGATIONS AND REPURCHASE AGREEMENTS COLLATERALIZED EXCLUSIVELY BY U.S. TREASURY OBLIGATIONS. THE FUND IS A SERIES OF EATON VANCE MUTUAL FUNDS TRUST.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated April 22, 1998 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The Fund's investment adviser is Eaton Vance Management (the "Investment Adviser"), which is located at the same address.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                 Page                                      Page
-------------------------------------------------------------------------------
Shareholder and Fund Expenses       2    Valuing Shares                       6
The Fund's Financial Highlights     3    How to Buy Shares                    6
The Fund's Investment Objective     4    How to Redeem Shares                 7
Investment Policies and Risks       4    Additional Transaction Information   8
Organization of the Fund            5    Reports to Shareholders              9
Management of the Fund              5    Distributions and Taxes              9
Distribution Plan                   6    Performance Information             10
-------------------------------------------------------------------------------
                       Prospectus dated April 22, 1998

  SHAREHOLDER AND FUND EXPENSES
  SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                        None
  Sales Charges Imposed on Reinvested Distributions                   None
  Fees to Exchange Shares                                             None


  ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------
  Investment Adviser Fee (after fee reduction)                        0.26%
  Rule 12b-1 Distribution Fees                                        0.25
  Other Expenses                                                      0.09
                                                                      ----
  Total Operating Expenses (after reduction)                          0.60%
                                                                      ====
                                                                      ---

  EXAMPLE                               1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment,
  assuming (a) 5% annual return and (b)
  redemption at the end of each period:    $6        $19       $33        $75

NOTES: The table and Example summarize the aggregate expenses of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Absent a reduction of the Investment Adviser Fee, expenses of the Fund would have been the following percentage of average daily net assets: Investment Adviser Fee would have been 0.36% and Total Operating Expenses would have been 0.70%.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund, see "The Fund's Financial Highlights", "Management of the Fund" and "How to Redeem Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".


The Fund's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 5.

THE FUND'S FINANCIAL HIGHLIGHTS
The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P. independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

                                                                 Year Ended December 31,
                                -------------------------------------------------------------------------------------------
                                   1997         1996           1995         1994         1993         1992         1991++
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year                          $  62.89       $  61.43      $  57.52     $  55.58     $  54.30     $  52.64       $  50.18
                                --------       --------      --------     --------     --------     --------       --------
Income (loss) from operations:
  Net investment income         $   3.07       $   2.88      $   3.47     $   1.80     $   1.34     $   1.61       $   2.15
  Net realized and unrealized
    gain (loss) on investments      0.08         --              0.44         0.14        (0.06)        0.05           0.31
                                --------       --------      --------     --------     --------     --------       --------
    Total income from
      operations                $   3.15       $   2.88      $   3.91     $   1.94     $   1.28     $   1.66       $   2.46
                                --------       --------      --------     --------     --------     --------       --------
    Less distributions:
  From net investment income    $  (1.16)      $  (1.42)     $  --        $  --        $  --        $  --          $ --
                                --------       --------      --------     --------     --------     --------       --------
    Total distributions         $  (1.16)      $  (1.42)     $  --        $  --        $  --        $  --          $ --
                                --------       --------      --------     --------     --------     --------       --------
Net asset value, end of year    $  64.88       $  62.89      $  61.43     $  57.52     $  55.58     $  54.30       $  52.64
                                ========       ========      ========     ========     ========     ========       ========
Total Return(1)                    5.00%          4.69%         6.80%        3.49%        2.36%        3.15%          4.90%

    Ratios/Supplemental Data*:
  Net assets, end of year
    (000's omitted)               $2,949         $2,004        $1,915       $1,175       $1,743       $4,917       $100,976
  Ratio of net expenses to
    average daily net assets(2)    0.60%          0.61%         0.62%        0.84%        0.60%        0.60%          0.60%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction                      0.60%          0.60%         0.60%        --           --           --            --
  Ratio of net investment
    income to average daily
    net assets                     4.74%          4.65%         5.25%        2.97%        2.48%        3.01%          4.66%+

* The operating expenses of the Fund reflect a reduction of the Investment Adviser fee and/or an allocation of expenses to the
  Investment Adviser. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of
 average daily net assets):
  Expenses(2)                      0.70%          0.76%         0.89%        1.23%        0.70%        0.70%          0.78%+
                                   =====          =====         =====        =====        =====        =====          =====
  Expenses after custodian
    fee reduction                  0.70%          0.75%         0.87%         --           --           --             --
                                   =====          =====         =====        =====        =====        =====          =====
  Net investment income            4.64%          4.50%         4.98%        2.58%        2.38%        3.11%          4.49%+
                                   =====          =====         =====        =====        =====        =====          =====
Net investment income per
  share                            $3.00          $2.80         $3.29        $1.56        $1.28        $1.56          $2.07
                                   =====          =====         =====        =====        =====        =====          =====

Note: Certain of the per share amounts have been computed using the average shares outstanding method.

  + Computed on an annualized basis.
 ++ Period from the date of initial public offering, February 4, 1991, to December 31, 1991. For the period from the start of business, January 11, 1991, to February 3, 1991, net investment income aggregating $0.18 per share ($367) was earned by the
    Fund. The financial highlights for the period were audited by the Fund's previous auditors.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on thelast day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) The expense ratios for the year ended December 31, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior years have not been adjusted to reflect this change.


THE FUND'S INVESTMENT OBJECTIVE
Eaton Vance Short-Term Treasury Fund is a no-load diversified mutual fund which continuously offers its shares of beneficial interest to the public. The Fund's investment objective is to seek current income and liquidity. The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The Fund will maintain a dollar weighted average portfolio maturity of not more than one year. The Fund provides shareholders ease of investment and redemption by allowing same-day wire purchases and redemptions. No commissions or redemption fees are charged on Fund purchases or redemptions.


INVESTMENT POLICIES AND RISKS
The Fund invests exclusively in U.S. Treasury obligations with a remaining maturity of up to five years. U.S. Treasury obligations include the following (which differ in their interest rates, maturities and times of issuance): U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). The Fund invests in U.S. Treasury notes and bonds only to the extent that their remaining maturity is five years or less. U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States.

The Fund will maintain a dollar weighted average portfolio maturity of not more than one year. In measuring the dollar weighted average portfolio maturity of the Fund, the Fund will use the concept of "duration." Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is generally equal to or less than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a debt security provides its final payment; it takes no account of the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's longevity.


The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations involving up to 50% of its assets with banks and broker-dealers determined to be creditworthy by the Investment Adviser. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of the bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss. To mitigate this risk, no more than 25% of the Fund's assets will be invested with any one counterparty.


The net asset value of the Fund's shares will change in response to interest rate fluctuations. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline. However, a shorter maturity is generally associated with a lower level of market value volatility. Accordingly, the Investment Adviser expects that the net asset value of the Fund's shares normally will fluctuate significantly less than that of a longer-term bond fund since the dollar weighted average portfolio maturity of the Fund will not exceed one year.

The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Except for such enumerated restrictions and policies, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees without obtaining the approval of the Fund's shareholders. The Trustees, however, intend to submit any material change in the investment objective to shareholders for their approval.

The shareholders have authorized the Fund to invest its assets in an open-end management investment company having substantially the same investment policies and restrictions as the Fund. The Board of Trustees, should it implement the new investment policy, would invest the assets of the Fund in the Short-Term Treasury Portfolio (the "Portfolio"). The Portfolio is a trust which, like the Fund, would be registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). It is anticipated that the Fund, by investing its assets in the Portfolio, would be in a position to realize certain benefits from an increase in the size of the underlying investment portfolio. There can be no assurance that these anticipated benefits would be realized. This policy has not been implemented given the current asset size of the Fund and the lack of other investment vehicles available to invest in the Portfolio. Conversion to this two-tier investment structure may, however, become attractive in the future. This structure is commonly referred to as "master-feeder".


ORGANIZATION OF THE FUND
THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

MANAGEMENT OF THE FUND
THE FUND ENGAGES EATON VANCE MANAGEMENT ("EATON VANCE") AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $25 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Michael B. Terry has acted as the portfolio manager of the Fund since January, 1991. Mr. Terry manages other Eaton Vance portfolios and is a Vice President of Eaton Vance.


Acting under the general supervision of the Board of Trustees of the Trust, Eaton Vance manages the Fund's investments and affairs. Under its investment advisory agreement with the Trust on behalf of the Fund, Eaton Vance receives a monthly advisory fee equal to the aggregate of: (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                        Annual       Daily
 Category   Daily Net Assets                          Asset Rate  Income Rate
-------------------------------------------------------------------------------
    1       up to $20 million                           0.150%       1.50%
    2       $20 million but less than $40 million       0.200%       2.00%
    3       $40 million but less than $500 million      0.250%       2.50%
    4       $500 million but less than $1 billion       0.225%       2.25%
    5       $1 billion but less than $1.5 billion       0.200%       2.00%
    6       $1.5 billion but less than $2 billion       0.190%       1.90%
    7       $2 billion but less than $3 billion         0.180%       1.80%
    8       $3 billion and over                         0.170%       1.70%


Total daily gross income is the total investment income, exclusive of capital gains and losses and before deduction of expenses, earned each day by the Fund. As at December 31, 1997, the Fund had net assets of $2,948,696. For the fiscal year ended December 31, 1997, Eaton Vance would have earned, absent a fee reduction, advisory fees equivalent to 0.36% of the Fund's average daily net assets for such year.


Eaton Vance also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust. The Fund is responsible for the payment of all expenses other than those expressly stated to be payable by Eaton Vance under the investment advisory agreement or by the Principal Underwriter under the distribution agreement.


Most of the obligations which the Fund will acquire for its portfolio will normally be traded on a net basis (without commission) through broker-dealers and banks acting for their own account. In selecting firms which will execute Fund portfolio transactions Eaton Vance judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Fund. Subject to the foregoing, Eaton Vance may consider sales of shares of the Fund or of other investment companies sponsored by Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund and Eaton Vance have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or its shareholders.

DISTRIBUTION PLAN
In addition to advisory fees and other expenses, the Fund pays for certain expenses pursuant to a Distribution Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act. THE PLAN PROVIDES THAT THE FUND WILL PAY THE PRINCIPAL UNDERWRITER A QUARTERLY DISTRIBUTION FEE EQUAL TO .25% ON AN ANNUAL BASIS OF THE FUND'S AVERAGE DAILY NET ASSETS. The Principal Underwriter may pay up to the entire amount of the distribution fee to financial service firms (including banking institutions) (an "Authorized Firm") and their employees, or to employees of the Principal Underwriter and its affiliates for providing distribution services to the Fund or services to shareholders. During the fiscal year ended December 31, 1997, the Fund paid the Principal Underwriter distribution fees under the Plan equivalent to .25% of the Fund's average daily net assets for such year.

VALUING SHARES
THE FUND VALUES ITS SHARES TWICE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, AT NOON AND AS OF THE CLOSE OF REGULAR TRADING ON THE EXCHANGE (NORMALLY 4:00 P.M. NEW YORK TIME). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Debt securities will normally be valued on the basis of market valuations provided by a pricing service. Repurchase agreements will be valued at cost plus accrued interest. Other assets are valued at fair value using methods determined in good faith by the Trustees.

The net asset value so determined is effective for orders received by the Principal Underwriter prior to the next price determination. It is each Authorized Firm's responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).


SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
SHARES OF THE FUND ARE SOLD WITHOUT A SALES CHARGE AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER THE RECEIPT OF A PURCHASE ORDER AS DESCRIBED BELOW. The minimum initial purchase of shares is $5,000. Once an account has been established the investor may send additional investments of $500 or more at any time. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund reserves the right to reject an order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.


PURCHASES THROUGH AUTHORIZED FIRMS: Investors may purchase shares of the Fund through Authorized Firms, which include financial service firms with whom the Principal Underwriter has agreements.


BY MAIL: The Account Application form which accompanies this Prospectus should be completed, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of Eaton Vance Short-Term Treasury Fund and mailed to the Fund's transfer agent (the "Transfer Agent"), First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. Additional purchases may be made at any time through the same mail procedure. (Please provide the shareholder name and account number.)


BY WIRE: Investors may also purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to:


        ABA #011001438
        Federal Reserve Bank of Boston
        A/C Investors Bank & Trust Company
        Further Credit Eaton Vance Short-Term Treasury Fund -- Fund #796570802 A/C # [Insert your account number -- see below]


Upon making an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The Account Application form which accompanies this Prospectus must be promptly forwarded to the Transfer Agent, at the above address. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission.

Transactions in the U.S. Treasury obligations in which the Fund invests require immediate settlement in Federal Funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or transmit Federal Funds by wire is available at banks. A bank may charge a fee for these services.


HOW TO REDEEM SHARES
A SHAREHOLDER MAY REDEEM SHARES IN SEVERAL WAYS. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


WIRE TRANSFER TO A BANK ACCOUNT: Shareholders with uncertified shares (for which the Fund has collected payment) who have given complete written authorization in advance may request that redemption proceeds of $1,000 or more be wired directly to their bank account. The bank designated may be any bank in the United States. The request may be made by letter or telephone to the Fund Order Department at 800-225-6265 (extension 3). Proceeds of redemption requests received before noon on any business day will be wired that same day, if so requested by the shareholder. Redemption requests received between noon and 4:00 p.m. on any business day will be processed at 4:00 p.m. and the proceeds will be wired on the next business day. The shareholder may be required to pay any costs of such transaction; however, no such costs are currently charged. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days notice.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to have been received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


Payment will normally be made by check within one business day after receipt of the redemption request and must, in any event, be made within seven days of such receipt, unless expedited payment has been authorized by the Fund after request by the shareholder.

If shares were recently purchased by check, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. The value of shares redeemed or repurchased may be more or less than their cost depending on portfolio performance during the period they were owned. Redemptions and repurchases of shares are taxable events on which shareholders may realize a gain or a loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares.

EXCHANGE PRIVILEGE. Shares of the Fund currently may be exchanged for shares of Eaton Vance Cash Management Fund on the basis of the next determined net asset value per share of each fund after receiving an exchange request in good order. The prospectus for Eaton Vance Cash Management Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider the objective and policies carefully before requesting an exchange. Shares acquired by telephone exchange are subject to the telephone redemption provisions above and must retain the same registration. An exchange may result in a taxable gain or loss.

Each exchange must involve shares with an aggregate net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

ADDITIONAL TRANSACTION INFORMATION
The following information is applicable to all shareholders, but is likely to be of greater interest to individuals and noncorporate investors:

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. At least quarterly shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. The Fund will not issue share certificates except upon request.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION - Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION - Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION - Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

INVEST-BY-MAIL - FOR PERIODIC SHARE ACCUMULATION. Once the $5,000 minimum investment has been made, checks of $500 or more payable to the order of Eaton Vance Short-Term Treasury Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time - whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

TAX-SHELTERED RETIREMENT PLANS. Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, distributions will be automatically reinvested in additional shares.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $5,000 on the part of an individual participant. In the event a shareholder who is a participant of such plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described above under "How to Redeem Shares."

CHECKWRITING. Shareholders with uncertified shares may redeem shares by check. Boston Safe Deposit and Trust Company ("Boston Safe") will provide such shareholders with special forms of checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in the amount of $500 or more. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account, for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra charges. The shareholder will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by the Fund or Boston Safe.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

REPORTS TO SHAREHOLDERS
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

DISTRIBUTIONS AND TAXES
The Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and generally to avoid federal income or excise tax to the Fund. Under current law, the Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Distributions of taxable net investment income and net short-term gain, if any, are taxable to shareholders as ordinary income, whether paid in cash or additional shares of the Fund. Distributions from net long-term capital gain, if any, are taxable to shareholders as such, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. Distributions made by the Fund will not qualify for the dividends-received deduction for corporations. Certain distributions declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders should consult their own tax advisors with respect to special tax rules, such as
Section 1258 of the Code, that may apply in their particular situations.

STATE, LOCAL AND FOREIGN TAXES
Distributions of the Fund which are derived from interest on obligations of the U.S. Government will be exempt from personal and/or corporate income taxes in most states. Repurchase agreement income, however, is not exempt. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders should consult their tax advisers concerning the applicability of state, local, or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. Yield should not be considered the equivalent of dividends. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment. The Fund may also publish annual and cumulative total return figures from time to time.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of yield or total return for any prior period should not be considered a representation of what an investment may earn or what the yield or total return may be in any future period. If the expenses of the Fund are paid by Eaton Vance, the Fund's performance will be higher.

[GRAPHIC OMITTED] Investing
EATON VANCE       for the
---------------   21st
   Mutual Funds   Century


-------------------------------------------------------------------------------
Eaton Vance
Short-Term Treasury Fund





Prospectus
April 22, 1998




-------------------------------------------------------------------------------

INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers &Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                             TYP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        April 22, 1998


                     EATON VANCE SHORT-TERM TREASURY FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

------------------------------------------------------------------------------
TABLE OF CONTENTS                                                         Page


Investment Restrictions ..............................................       2
Trustees and Officers ................................................       3
Control Persons and Principal Holders of Securities ..................       5
Investment Adviser ...................................................       5
Custodian ............................................................       7
Determination of Net Asset Value .....................................       7
Investment Performance ...............................................       7
Taxes ................................................................       8
Principal Underwriter ................................................       9
Distribution Plan ....................................................       9
Portfolio Security Transactions ......................................      10
Other Information ....................................................      11
Independent Accountants ..............................................      12
Financial Statements .................................................      12
------------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE SHORT-TERM TREASURY FUND (THE "FUND") DATED APRIL 22, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

This Statement of Additional Information ("SAI") provides information about the Fund. Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Prospectus.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund.

    As a matter of fundamental investment policy, the Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer, or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalitites and except securities of other investment companies;

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (5) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts;

    (6) Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;

    (7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin; or

    (8) Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees of the Trust without approval by the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not:
(a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or their delegate, determines to be liquid; (b) purchase put or call options on securities if after such purchase more than 5% of its net assets, as measured by the aggregate of the premiums paid for such options, would be invested in such options; (c) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any time; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holder is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns benefically more than 1/2 of 1% of the shares of securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own benefically more than 5% of such shares or securities or both (all taken at market value).

    The Fund has no current intention during the coming year of lending portfolio securities, entering into futures or options contracts, investing in other investment companies or engaging in short sales.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policy set forth above and may not hold more than 15% of net assets in illiquid securities.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's Investment Adviser, Eaton Vance; of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliation with any one or more of Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


M. DOZIER GARDNER (64), President and Trustee*
Vice Chairman of Eaton Vance, BMR, EVC and EV and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

JAMES B. HAWKES (56), Vice President and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR, EVC and
  EV and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Mr. Hawkes was elected Vice President and Trustee of the Trust on December 16, 1991.

DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor  of Investment Banking, Harvard University Graduate
  School of Business Administration. Trustee of the Kubrick Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (71), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

WILLIAM H. AHERN, JR. (38), Vice President
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

THOMAS J. FETTER (54), Vice President
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected Vice President of the Trust on October 17, 1997.

MICHAEL B. TERRY (55), Vice President
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (53), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of Eaton Vance, BMR, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary of the Trust on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein.


    The Nominating Committee of the Board of Trustees of the Trust is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Board regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.


    Trustees of the Trust who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Trust.) During the fiscal year ended December 31, 1997, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust and the funds in the Eaton Vance fund complex(1):

                                             AGGREGATE        TOTAL COMPENSATION
                                            COMPENSATION        FROM TRUST AND
NAME                                       FROM TRUST(2)         FUND COMPLEX
----                                       -------------         ------------
Donald R. Dwight ..........................    $6,323(3)           $145,000(6)
Samuel L. Hayes, III ......................     6,487(4)            155,000(7)
Norton H. Reamer ..........................     6,166               145,000
John L. Thorndike .........................     6,348(5)            145,000(8)
Jack L. Treynor ...........................     6,725               150,000
----------
(1) As of April 16, 1998, the Eaton Vance fund complex consists of 141 registered investment companies or series thereof.
(2) The Trust consisted of 13 Funds as of January 1, 1998.
(3) Includes $566 of deferred compensation.
(4) Includes $521 of deferred compensation.
(5) Includes $1,426 of deferred compensation.
(6) Includes $45,000 of deferred compensation.
(7) Includes $38,750 of deferred compensation.
(8) Includes $107,925 of deferred compensation.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of March 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of March 31, 1998, the following shareholders owned of record the percentage of the Fund's outstanding shares indicated after their name; The Quaker Oats Company, Chicago, IL (32.7%); Premark International Inc., Deerfield, IL (28.5%); Colonial Securities Corporation, Wilmington, DE (28.3%); and Pinkerton's Inc., Encino, CA (6.9%). To the Trust's knowledge, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              INVESTMENT ADVISER


    The Fund engages Eaton Vance as its investment adviser pursuant to an Investment Advisory Agreement dated February 4, 1991. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $25 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $26 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    Eaton Vance manages the investments and affairs of the Fund subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment advice and assistance, administrative services, office space, equipment and personnel, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust.

    For the fiscal years ended December 31, 1997, 1996 and 1995, Eaton Vance would have earned, absent a fee reduction, advisory fees of $780,465, $184,614 and $139,640, respectively. To enhance the net income of the Fund, Eaton Vance made a reduction of its advisory fee in the amount of $214,339, $85,061 and $122,471 for the years ended December 31, 1997, 1996 and 1995, respectively.

    The Investment Advisory Agreement with Eaton Vance continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees cast in person at meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" in their names. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.


    The Fund will be responsible for all costs and expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement or by the Principal Underwriter under its Distribution Agreement with the Fund. Such costs and expenses to be borne by the Fund include, without limitation, the fees and expenses of the Fund's custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping the Fund's books; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; and investment advisory fees. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and any legal obligation the Fund may have to indemnify the Trust's officers and Trustees with respect thereto, to the extent not covered by insurance.


    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes, and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr. William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of April 16, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker owned 8%. Messrs. Dynner, Gardner and Hawkes who are officers or Trustees of the Trust, are also members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Fetter, Murphy, O'Connor, Terry and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations.

    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the Fund's custodian, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

                                  CUSTODIAN

    IBT acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger, and computes the daily per share net asset value. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                       DETERMINATION OF NET ASSET VALUE


    The Fund's net asset value is determined by IBT (as agent for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                            INVESTMENT PERFORMANCE

    The Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and a complete redemption of the investment at the end of the period.


    The Fund's yield is computed pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations in the Fund's portfolio based on prescribed methods, reduced by accrued Fund expenses for the period, with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. For the thirty-day period ended December 31, 1997, the yield of the
Fund was     %. If a portion of the expenses related to the operation of the
Fund had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the period from the date of the initial public offering, February 4, 1991, to December 31, 1997, and the one- and five-year periods ended December 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                                                        VALUE OF                      TOTAL RETURN
       INVESTMENT            INVESTMENT            AMOUNT OF           INVESTMENT           -------------------------------
         PERIOD                 DATE              INVESTMENT           ON 12/31/97          CUMULATIVE           ANNUALIZED
---------------------------------------------------------------------------------------------------------------------------
Life of the Fund**             2/4/91*             $1,000.00            $1,345.68             34.57%                4.39%
5 Years Ended 12/31/97        12/31/92             $1,000.00            $1,243.55             24.36%                4.46%
1 Year Ended 12/31/97**       12/31/96             $1,000.00            $1,050.02              5.00%                5.00%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 * Date of the initial public offering (February 4, 1991).
** If a portion of the expenses of the Fund had not been subsidized, the Fund would have had lower returns.

    The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

    In addition, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals. Such information may address:

        -- cost associated with aging parents;

        -- funding a college education (including its actual and estimated cost);

        -- health care expenses (including actual and projected expenses);

        -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

        -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute a sufficient amount of its investment company taxable income so as to effect such qualification. The Fund may also distribute part or all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to reduce or avoid any federal income or excise tax to the Fund. The Fund qualified as a RIC under the Code for its taxable year ended December 31, 1997. Provided the Fund qualifies as a RIC for federal tax purposes, the Fund is not liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Under the Code, the redemption or exchange of shares of a regulated investment company normally results in capital gain or loss if such shares are held as capital assets. Section 1258 of the Code recharacterizes all or a portion of any capital gain from the disposition or other termination of a position held as part of a "conversion transaction" as ordinary income. Conversion transactions include, among other things, certain transactions which are marketed or sold as producing a capital gain. Investors should consult their own tax advisers concerning whether Section 1258 may apply to their transactions in Fund shares.


    Any loss realized upon the redemption or exchanges of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed under certain "wash sale" rules if other shares of the Fund are acquired within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service ("IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER

    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


                              DISTRIBUTION PLAN


    The Distribution Plan continues in effect from year to year, for so long as such continuance is approved annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated at any time by vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan was approved by the Trustees, including the Rule 12b-1 Trustees on June 24, 1996.

    During the fiscal year ended December 31, 1997, the Fund paid $546,833 in distribution fees to the Principal Underwriter and the Principal Underwriter in turn paid $362,793 of this amount to Authorized Firms or others as described in the Prospectus and used the balance of $184,040 to compensate employees of the Principal Underwriter and its affiliates and to defray part of its expenses associated with distributing shares of the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.

    Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation the size and type of the transaction, the general execution and operational capabilities of the executing firm, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the firm, the value and quality of services rendered by the firm in other transactions, and the reasonableness of the commission or spread, if any. The U.S. Treasury bills, notes and bonds purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, and the Fund may also acquire such obligations in the periodic auctions of the U.S. Treasury. Firms acting for their own account attempt to profit from such transactions by buying at the bid price and selling at a higher asked price for such obligations, and the difference between such prices is customarily referred to as the spread. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute Fund portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust and the Fund that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    During the fiscal year ended December 31, 1997, the Fund's purchases and sales of portfolio securities were with major dealers in U.S. Treasury obligations. The prices for which securities are purchased from and sold to such dealers usually include an undisclosed dealer spread. For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions on portfolio security transactions.


PORTFOLIO TURNOVER
    The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 25% (excluding maturity of securities). The Fund engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either directly by increasing income or indirectly by enhancing the Fund's net asset value.

                              OTHER INFORMATION

    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes. EVC may require the Fund to cease using such words in its name if EVC or Eaton Vance or any other subsidiary or affiliate of EVC ceases to act as investment manager of the Fund.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a material adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent will verify personal account information in order to determine that instructions communicated are genuine.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS


    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts are the Fund's independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS


    The audited financial statements of, and the report of independent accountants for, the Fund appear in the Fund's most recent annual report to shareholders which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for Eaton Vance Short-Term Treasury Fund for the fiscal year ended December 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-98-002580).

[GRAPHIC OMITTED] Investing
EATON VANCE       for the
---------------   21st
   Mutual Funds   Century


-------------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund





Statement of Additional Information
April 22, 1998



-------------------------------------------------------------------------------

INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers &Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                           TYSAI

                                    PART C
                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS
          INCLUDED IN PART A FOR EATON VANCE SHORT-TERM TREASURY FUND ARE "FINANCIAL HIGHLIGHTS" FOR THE PERIOD FROM THE START OF BUSINESS FEBRUARY 4, 1991 TO THE FISCAL YEAR ENDED DECEMBER 31, 1997.

          INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS CONTAINED IN THE ANNUAL REPORT FOR THE FUND, DATED DECEMBER 31, 1997 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO
          SECTION 30(b) (2) OF THE INVESTMENT COMPANY ACT OF 1940) (ACCESSION NO. 0000950109-98-002580):

            Portfolio of Investments
            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Net Assets
            Financial Highlights
            Notes to Financial Statements
            Independent Auditors' Report


    (b) EXHIBITS:

         (1)(a) Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

            (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 and incorporated herein by reference.

            (c) Amendment to Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post- Effective Amendment No. 38 and incorporated herein by reference.

            (d) Amendment and Restatement of Establishment and Designation of Series of Shares dated January 6, 1998 filed as Exhibit
                   (1)(d) to Post-Effective Amendment No. 41 and incorporated herein by reference.

         (2)(a) By-Laws (As Amended November 3, 1986) filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

            (b)    Amendment to By-Laws dated December 13, 1993 filed as Exhibit
                   (2)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (3)       Not applicable

         (4)       Not applicable

         (5)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

            (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.

            (c) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit No. (5)(c) to Post- Effective Amendment No. 37 and incorporated herein by reference.

            (d) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit No. (5)(d) to Post-Effective Amendment No. 37 and incorporated herein by reference.


            (e) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed International Growth Fund dated March 4, 1998 filed as Exhibit (5)(e) to Post-Effective Amendment No. 42 and incorporated herein by reference.


         (6)(a)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(4) to Post-Effective Amendment No. 34 and incorporated herein by reference.

               (2) Distribution Agreement between Eaton Vance Mutual Funds
                   Trust, on behalf of Eaton Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(5) to Post-Effective Amendment No. 34 and incorporated herein by reference.

               (3) Distribution Agreement between Eaton Vance Mutual Funds
                   Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(6) to Post-Effective Amendment No. 34 and incorporated herein by reference.

               (4) Distribution Agreement between Eaton Vance Mutual Funds
                   Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(7) to Post-Effective Amendment No. 34 and incorporated herein by reference.

               (5) Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. dated June 23, 1997 with attached Schedules filed as Exhibit (6)(a)(8) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                        (i) Amendment to Distribution Agreement dated October
                            17, 1997 filed as Exhibit (6)(a)(9) to
                            Post-Effective Amendment No. 38 and incorporated herein by reference.


                       (ii) Schedule A-2 to Distribution Agreement dated March
                            4, 1998, filed as Exhibit (6)(a)(5)(ii) to
                            Post-Effective Amendment No. 42 and incorporated herein by reference.


         (6)(b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.

         (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

         (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 and incorporated herein by reference.

            (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.

         (9)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 and incorporated herein by reference.

               (1) Amendment to Schedule A dated June 23, 1997 to the Amended
                   Administrative Services Agreement filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 and incorporated herein by reference.


               (2) Schedule A-1 to the Amended Administrative Services Agreement
                   dated March 4, 1998, filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 42 and incorporated herein by reference.


            (b) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172)
                   and incorporated herein by reference.

        (10) Opinion of Internal Counsel filed as Exhibit (10) to Post-Effective Amendment No. 41 and incorporated herein by reference.


        (11) Consent of Independent Accountants for Eaton Vance Short-Term Treasury Fund filed herewith.


        (12)       Not applicable

        (13)       Not applicable

        (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

            (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan Qualifying as Money Purchase Plan, (5) Integrated Profit Sharing Retirement Plan, (6) Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

            (c) Individual Retirement Custodial Account (Form 5305-A) and Investment Instruction Form filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

            (d) Eaton & Howard, Vance Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

        (15)(a) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

               (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                   Trust on behalf of Eaton Vance Short-Term Treasury Fund adopted June 24, 1996 filed as Exhibit No. (15)(b)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

            (b) Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post- Effective Amendment No. 25 and incorporated herein by reference.

               (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                   Trust on behalf of Eaton Vance Liquid Assets Fund adopted June 24, 1996 filed as Exhibit No. (15)(g)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

            (c) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post- Effective Amendment No. 25 and incorporated herein by reference.

               (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                   Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit No. (15)(h)(1) to Post- Effective Amendment No. 34 and incorporated herein by reference.

            (d) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 with attached Schedules filed as Exhibit
                   (15)(i) to Post-Effective Amendment No. 38 and incorporated herein by reference.


               (1) Schedule A-2 to Class A Service Plan dated March 4, 1998, filed as Exhibit (15)(d)(1) to Post-Effective Amendment No. 42 and incorporated herein by reference.


            (e) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedules filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 and incorporated herein by reference.


               (1) Schedule A-2 to Class B Distribution Plan dated March 4,
                   1998, filed as Exhibit (15)(e) (1) to Post-Effective Amendment No. 42 and incorporated herein by reference.

            (f) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedules filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 and incorporated herein by reference.

               (1) Schedule A-2 to Class C Distribution Plan dated March 4,
                   1998, filed as Exhibit (15)(f) (1) to Post-Effective Amendment No. 42 and incorporated herein by reference.


        (16) Schedules for Computation of Performance Quotations filed herewith.

        (17)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997, filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 35 and incorporated herein by reference.

            (b) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 36 and incorporated herein by reference.

            (c) Power of Attorney for High Income Portfolio dated February 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 36 and incorporated herein by reference.

            (d) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 36 and incorporated herein by reference.

            (e) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 and incorporated herein by reference.

            (f) Power of Attorney for Tax-Managed Growth Portfolio dated February 20, 1998 filed as Exhibit (17)(f) to Post-Effective Amendment No. 41 and incorporated herein by reference.

        (18)(a) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 37 and incorporated herein by reference.


               (1) Schedule A-4 to Multiple Class Plan dated January 6, 1998 filed as Exhibit (18)(a)(1) to Post-Effective Amendment No. 42 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                                (1)                                                                      (2)
                          TITLE OF CLASS                                                      NUMBER OF RECORD HOLDERS
          Shares of beneficial interest without par value                                       as of March 31, 1998

Eaton Vance Cash Management Fund                                                                       2,385
Eaton Vance Liquid Assets Fund                                                                           370
Eaton Vance Money Market Fund                                                                            893
Eaton Vance Short-Term Treasury Fund                                                                      60
Eaton Vance Tax Free Reserves                                                                            173

                                                                  CLASS A           CLASS B           CLASS C          CLASS I
                                                                  -------           -------           -------          -------

Eaton Vance Government Obligations Fund                             8,243             3,273            3,210             --
Eaton Vance High Income Fund                                         --              16,447              768             --
Eaton Vance Municipal Bond Fund                                        47                31             --              1,776
Eaton Vance Strategic Income Fund                                      16             5,321              433             --
Eaton Vance Tax-Managed Growth Fund                                12,583            32,309           10,139             --
Eaton Vance Tax-Managed Emerging Growth Fund                          808             1,433              434             --


ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust                    Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston           Eaton Vance Prime Rate Reserves
Eaton Vance Investment Trust                Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals  Trust II

    (b)

           (1)                       (2)                            (3)
   NAME AND PRINCIPAL       POSITIONS AND OFFICES           POSITIONS AND OFFICE
    BUSINESS ADDRESS*    WITH PRINCIPAL UNDERWRITER           WITH REGISTRANT

James B. Hawkes          Vice President and Director  Vice President and Trustee
William M. Steul         Vice President and Director  None
Wharton P. Whitaker      President and Director       None
Albert F. Barbaro        Vice President               None
Chris Berg               Vice President               None
Kate Bradshaw            Vice President               None
David B. Carle           Vice President               None
Daniel C. Cataldo        Vice President               None
Raymond Cox              Vice President               None
Mark P. Doman            Vice President               None
Alan R. Dynner           Vice President               Secretary
Richard Finelli          Vice President               None
Kelly Flynn              Vice President               None
James Foley              Vice President               None
Michael A. Foster        Vice President               None
William M. Gillen        Senior Vice President        None
Hugh S. Gilmartin        Vice President               None
Perry D. Hooker          Vice President               None
Brian Jacobs             Senior Vice President        None
Thomas P. Luka           Vice President               None
John Macejka             Vice President               None
Stephen Marks            Vice President               None
Timothy D. McCarthy      Vice President               None
Joseph T. McMenamin      Vice President               None
Morgan C. Mohrman        Senior Vice President        None
James A. Naughton        Vice President               None
Mark D. Nelson           Vice President               None
Linda D. Newkirk         Vice President               None
James L. O'Connor        Vice President               Treasurer
Thomas Otis              Secretary and Clerk          None
George D. Owen, II       Vice President               None
Enrique M. Pineda        Vice President               None
F. Anthony Robinson      Vice President               None
Jay S. Rosoff            Vice President               None
Benjamin A. Rowland, Jr. Vice President,              None
                         Treasurer and Director
Stephen M. Rudman        Vice President               None
John P. Rynne            Vice President               Assistant Secretary
Kevin Schrader           Vice President               None
George V.F. Schwab, Jr.  Vice President               None
Teresa A. Sheehan        Vice President               None
David C. Sturgis         Vice President               None
Cornelius J. Sullivan    Senior Vice President        None
David M. Thill           Vice President               None
John M. Trotsky          Vice President               None
Chris Volf               Vice President               None
Sue Wilder               Vice President               None

------------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of the High Income Portfolio are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor accounts and High Income Portfolio's and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to file a Post-Effective Amendment on behalf of Eaton Vance Tax-Managed International Growth Fund, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 39.

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of April, 1998.


                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                         --------------------------------------
                                             M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                           TITLE                        DATE
      ---------                           -----                        ----


                                   President, Principal
                                     Executive Officer and
/s/ M. DOZIER GARDNER                Trustee                      April 14, 1998
-----------------------------
    M. DOZIER GARDNER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                      April 14, 1998
-----------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                Vice President and Trustee     April 14, 1998
-----------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*              Trustee                        April 14, 1998
-----------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*          Trustee                        April 14, 1998
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                        April 14, 1998
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                        April 14, 1998
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                        April 14, 1998
-----------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
     ------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                EXHIBIT INDEX

                                                              PAGE IN SEQUENTIAL
EXHIBIT NO.                   DESCRIPTION                      NUMBERING SYSTEM
-----------                   -----------                      ----------------


(11)       Consent of Independent Accountants for Eaton Vance
           Short-Term Treasury Fund.

(16)       Schedules for Computation of Performance Quotations.